Xtrackers Harvest CSI 300 China A-Shares ETF Annual Fund Operating Expenses - Xtrackers Harvest CSI 300 China A-Shares ETF - Xtrackers Harvest CSI 300 China A-Shares ETF	Sep. 25, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.65%